Investments - Fixed Maturities and Equity Securities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total fixed maturities and equity securities, Amortized Cost	$ 68,689.0		$ 66,024.6		$ 65,131.4
Total equity securities, Amortized Cost	238.2		297.9		320.6
Total fixed maturities and equity securities, Gross Unrealized Capital Gains	4,582.7		8,059.3		6,313.7
Total fixed maturities and equity securities, Gross Unrealized Capital Losses	1,048.3		289.6		918.5
Embedded Derivatives	137.8	[1]	227.4	[2]	243.1	[2]
Fair Value	72,361.2		74,021.7		70,769.7
Equity securities, available-for-sale	279.6		340.1		353.8
OTTI	129.2	[3]	174.0	[4]	226.1	[4]
Securities pledged, Amortized Cost	1,280.4		1,470.0		2,068.7
Securities pledged, Fair value	1,312.6		1,605.5		2,253.5
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	5,518.0		5,194.3		5,283.8
Fixed maturities, Gross Unrealized Capital Gains	283.5		691.2		688.7
Fixed maturities, Gross Unrealized Capital Losses	58.8		1.8		0
Embedded Derivatives			0	[2]	0	[2]
Fixed maturities, including securities pledged	5,742.7		5,883.7		5,972.5
OTTI			0	[4]	0	[4]
U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	562.7		645.4		643.1
Fixed maturities, Gross Unrealized Capital Gains	31.7		78.8		84.7
Fixed maturities, Gross Unrealized Capital Losses	0.7		0		0
Embedded Derivatives			0	[2]	0	[2]
Fixed maturities, including securities pledged	593.7		724.2		727.8
OTTI			0	[4]	0	[4]
State, municipalities, and political subdivisions
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	274.0		320.2		375.1
Fixed maturities, Gross Unrealized Capital Gains	12.8		32.6		21.2
Fixed maturities, Gross Unrealized Capital Losses	1.8		0		2.4
Embedded Derivatives			0	[2]	0	[2]
Fixed maturities, including securities pledged	285.0		352.8		393.9
OTTI			0	[4]	0	[4]
U.S. corporate securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	35,818.8		32,986.1		30,486.5
Fixed maturities, Gross Unrealized Capital Gains	2,243.4		4,226.6		3,095.6
Fixed maturities, Gross Unrealized Capital Losses	651.0		48.8		109.0
Embedded Derivatives			0	[2]	0	[2]
Fixed maturities, including securities pledged	37,411.2		37,163.9		33,473.1
OTTI	12.8	[3]	13.4	[4]	0	[4]
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	15,465.1	[5]	14,391.2	[5]	14,041.9	[5]
Fixed maturities, Gross Unrealized Capital Gains	951.6	[5]	1,652.6	[5]	1,170.9	[5]
Fixed maturities, Gross Unrealized Capital Losses	227.7	[5]	59.3	[5]	145.4	[5]
Embedded Derivatives			0	[2],[5]	0	[2],[5]
Fixed maturities, including securities pledged	16,189.0	[5]	15,984.5	[5]	15,067.4	[5]
OTTI			0	[4],[5]	0.1	[4],[5]
Foreign securities government
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	1,045.6	[5]	1,069.4	[5]	834.9	[5]
Fixed maturities, Gross Unrealized Capital Gains	53.7	[5]	125.2	[5]	92.9	[5]
Fixed maturities, Gross Unrealized Capital Losses	41.8	[5]	4.6	[5]	9.9	[5]
Embedded Derivatives			0	[2],[5]	0	[2],[5]
Fixed maturities, including securities pledged	1,057.5	[5]	1,190.0	[5]	917.9	[5]
OTTI			0	[4],[5]	0	[4],[5]
Foreign Debt Securities Other
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	14,419.5	[5]	13,321.8	[5]	13,207.0	[5]
Fixed maturities, Gross Unrealized Capital Gains	897.9	[5]	1,527.4	[5]	1,078.0	[5]
Fixed maturities, Gross Unrealized Capital Losses	185.9	[5]	54.7	[5]	135.5	[5]
Embedded Derivatives			0	[2],[5]	0	[2],[5]
Fixed maturities, including securities pledged	15,131.5	[5]	14,794.5	[5]	14,149.5	[5]
OTTI			0	[4],[5]	0.1	[4],[5]
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	6,617.6		6,684.2		7,935.0
Fixed maturities, Gross Unrealized Capital Gains	621.8		831.9		1,093.6
Fixed maturities, Gross Unrealized Capital Losses	81.5		86.7		240.8
Embedded Derivatives	144.6	[1]	237.6	[2]	260.3	[2]
Fixed maturities, including securities pledged	7,302.5		7,667.0		9,048.1
OTTI	106.9	[3]	140.8	[4]	199.3	[4]
Residential mortgage-backed securities agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	5,411.9		5,071.6		5,754.8
Fixed maturities, Gross Unrealized Capital Gains	457.9		633.3		865.4
Fixed maturities, Gross Unrealized Capital Losses	47.8		14.8		11.9
Embedded Derivatives	90.5	[1]	156.0	[2]	182.2	[2]
Fixed maturities, including securities pledged	5,912.5		5,846.1		6,790.5
OTTI	1.1	[3]	1.2	[4]	1.7	[4]
Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	1,205.7		1,612.6		2,180.2
Fixed maturities, Gross Unrealized Capital Gains	163.9		198.6		228.2
Fixed maturities, Gross Unrealized Capital Losses	33.7		71.9		228.9
Embedded Derivatives	54.1	[1]	81.6	[2]	78.1	[2]
Fixed maturities, including securities pledged	1,390.0		1,820.9		2,257.6
OTTI	105.8	[3]	139.6	[4]	197.6	[4]
Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	3,509.3		4,438.9		5,387.1
Fixed maturities, Gross Unrealized Capital Gains	360.9		513.6		247.5
Fixed maturities, Gross Unrealized Capital Losses	2.6		6.1		149.2
Embedded Derivatives			0	[2]	0	[2]
Fixed maturities, including securities pledged	3,867.6		4,946.4		5,485.4
OTTI	4.4	[3]	4.4	[4]	6.3	[4]
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	1,965.7		2,536.4		2,727.0
Fixed maturities, Gross Unrealized Capital Gains	88.5		128.4		62.1
Fixed maturities, Gross Unrealized Capital Losses	44.9		90.0		270.7
Embedded Derivatives	(6.8)	[1]	(10.2)	[2]	(17.2)	[2]
Fixed maturities, including securities pledged	2,002.5		2,564.6		2,501.2
OTTI	5.1	[3]	15.4	[4]	20.4	[4]
Fixed maturities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	69,731.2		67,196.7		66,879.5
Fixed maturities, Gross Unrealized Capital Gains	4,594.2		8,155.7		6,464.3
Fixed maturities, Gross Unrealized Capital Losses	1,069.0		292.7		917.5
Embedded Derivatives	137.8	[1]	227.4	[2]	243.1	[2]
Fixed maturities, including securities pledged	73,394.2		75,287.1		72,669.4
OTTI	129.2	[3]	174.0	[4]	226.1	[4]
Securities pledged, Amortized Cost	1,280.4		1,470.0		2,068.7
Securities pledged, Gross Unrealized Capital Gains	53.0		139.6		189.4
Securities pledged, Gross Unrealized Capital Losses	20.8		4.1		4.6
Securities pledged, Fair value	1,312.6		1,605.5		2,253.5
Total fixed maturities, less securities pledged, Amortized Cost	68,450.8		65,726.7		64,810.8
Total fixed maturities, less securities pledged, Gross Unrealized Capital Gains	4,541.2		8,016.1		6,274.9
Total fixed maturities, less securities pledged, Gross Unrealized Capital Losses	1,048.2		288.6		912.9
Total fixed maturities, less securities pledged, Fair Value	72,081.6		73,681.6		70,415.9
Common Stock
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total equity securities, Amortized Cost	185.1		194.4		222.1
Equity securities, Gross Unrealized Capital Gains	2.3		13.2		14.7
Equity securities, Gross Unrealized Capital Losses	0.1		1.0		5.6
Embedded Derivatives	0	[1]	0	[2]	0	[2]
Fair Value			206.6		231.2
Equity securities, available-for-sale	187.3
OTTI	0	[3]	0	[4]	0	[4]
Preferred Stock
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total equity securities, Amortized Cost	53.1		103.5		98.5
Equity securities, Gross Unrealized Capital Gains	39.2		30.0		24.1
Equity securities, Gross Unrealized Capital Losses	0		0		0
Embedded Derivatives	0	[1]	0	[2]	0	[2]
Fair Value			133.5		122.6
Equity securities, available-for-sale	92.3
OTTI	0	[3]	0	[4]	0	[4]
Equity securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total equity securities, Amortized Cost	238.2		297.9		320.6
Equity securities, Gross Unrealized Capital Gains	41.5		43.2		38.8
Equity securities, Gross Unrealized Capital Losses	0.1		1.0		5.6
Embedded Derivatives	0	[1]	0	[2]	0	[2]
Fair Value			340.1		353.8
Equity securities, available-for-sale	279.6
OTTI	$ 0	[3]	$ 0	[4]	$ 0	[4]

[1]	Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.
[2]	Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
[3]	Represents Other-than-Temporary-Impairments ("OTTI") reported as a component of Other comprehensive income.
[4]	Represents OTTI reported as a component of Other comprehensive income.
[5]	Primarily U.S. dollar denominated.